FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Social and Environmental Risks (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Environmental risks
Exposure to contingent liabilities
Maximum fine per breach of environmental law	R$ 50,000,000